STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 020
At fair value:
Total at fair value	$ 7,053,359,505	$ 5,927,155,751
At contract value:
Accrued income, expenses and pending trades - net	(360,973)	43,841
Plan's total interest in the Cummins Inc. Master Retirement Savings Trust	7,404,065,532	6,286,373,775
Employer contributions receivable	13,718,679	12,486,598
Employee contributions receivable	3,679,853	3,950,637
Notes receivable from participants	68,883,256	63,559,779
Net assets available for benefits	7,490,347,320	6,366,370,789
EBP 020 | Cummins Inc. common stock
At fair value:
Total at fair value	1,042,943,036	755,535,712
EBP 020 | Common/collective trust funds
At fair value:
Total at fair value	5,873,237,496	4,813,790,613
EBP 020 | Registered investment companies
At fair value:
Total at fair value	137,178,973	357,829,426
EBP 020 | Synthetic guaranteed investment contract
At contract value:
Synthetic guaranteed investment contract	351,067,000	359,174,183
EPB 030
At fair value:
Total at fair value	76,632,320	77,017,206
At contract value:
Accrued income, expenses and pending trades - net	(5,395)	781
Plan's total interest in the Cummins Inc. Master Retirement Savings Trust	111,641,478	114,782,647
Employer contributions receivable	0	83
Employee contributions receivable	111	389
Notes receivable from participants	850,917	873,021
Net assets available for benefits	112,492,506	115,656,140
EPB 030 | Cummins Inc. common stock
At fair value:
Total at fair value	6,000,065	6,284,618
EPB 030 | Common/collective trust funds
At fair value:
Total at fair value	69,118,701	66,773,970
EPB 030 | Registered investment companies
At fair value:
Total at fair value	1,513,554	3,958,618
EPB 030 | Synthetic guaranteed investment contract
At contract value:
Synthetic guaranteed investment contract	$ 35,014,553	$ 37,764,660